Long-term investments - Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Carrying amount	$ 105,941	$ 86,202
Development loans receivable	99,770	31,468
Performance guarantees and other commitments on behalf of VIEs	456,217	409,232
APUC's maximum exposure in regard to VIE's	$ 661,928	$ 526,902